Equity (Details) - Schedule of movements in ordinary share	6 Months Ended
Dec. 31, 2021 AUD ($) shares
Schedule of movements in ordinary share [Abstract]
Opening balance, shares | shares	2,084,016,678
Opening balance | $	$ 197,447,990
Shares issued during the year, shares | shares	322,857,900
Shares issued during the year | $	$ 17,176,040
Transaction costs, shares | shares
Transaction costs | $ | $	$ (809,254)
Ending balance, shares | shares	2,406,874,578
Ending balance | $	$ 213,814,776